Stock-Based Compensation (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of estimated future stock-based compensation expense
Expense related to stock options	$ 83
Expense related to restricted stock	6,488
Total expense	6,571	4,796
2013 [Member]
Summary of estimated future stock-based compensation expense
Expense related to stock options	83
Expense related to restricted stock	4,846
Total expense	4,929
2014 [Member]
Summary of estimated future stock-based compensation expense
Expense related to restricted stock	1,541
Total expense	1,541
2015 [Member]
Summary of estimated future stock-based compensation expense
Expense related to restricted stock	101
Total expense	$ 101